Earnings per share (Details) - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Weighted number of shares outstanding	220,833,271	189,074,911	186,012,586
Net loss per share basic (in dollars per share)	€ (1.18)	€ (1.32)	€ (2.21)
Dilutive share-based payment awards	1,788,206